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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-7754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT         May 17, 1999
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $151,359
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

    ITEM 1          ITEM 2        ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
AETNA INC          COMMON STOCK  008117103     871,500    10,500   SH        X                             X
ALLMERICA FINL
 CORP COM          COMMON STOCK  019754100   4,129,688    75,000   SH        X                             X
AMBAC FINANCIAL
 GROUP INC         COMMON STOCK  023139108   4,009,500    74,250   SH        X                             X
AMERICAN CAPITAL
 STRATEGIES        COMMON STOCK  024937104     171,250    10,000   SH        X                             X
AON CORP           COMMON STOCK  037389103   1,581,250    25,000   SH        X                             X
BANK ONE CORP COM  COMMON STOCK  06423A103   7,433,438   135,000   SH        X                             X
BERKSHIRE HATHAWAY
 CL A INC DEL      COMMON STOCK  084670108   7,711,200       108   SH        X                             X
BERKSHIRE HATHAWAY
 INC CLASS B COM   COMMON STOCK  084670207   1,695,071       721   SH        X                             X
BISYS GROUP INC
 COM               COMMON STOCK  055472104   1,119,375    19,900   SH        X                             X
BLANCH E W HLDGS
 INC  COM          COMMON STOCK  093210102   1,743,000    33,200   SH        X                             X
BLOCK H & R INC
 COM               COMMON STOCK  093671105   1,023,300    21,600   SH        X                             X
CARDINAL HEALTH
 INC COM           COMMON STOCK  14149Y108   1,298,286    19,671   SH        X                             X
CIT GROUP INC CL
 A COM             COMMON STOCK  125577106   1,528,125    50,000   SH        X                             X
CLARK/BARDES
 HOLDING INC COM   COMMON STOCK  180668105   4,637,600   272,800   SH        X                             X
COUNTRYWIDE CR
 INDS INC COM      COMMON STOCK  222372104   1,650,000    44,000   SH        X                             X
EQUIFAX INC COM    COMMON STOCK  294429105   2,065,938    60,100   SH        X                             X
EQUITABLECOMPANIES
 INC SHS OF COM
 STK               COMMON STOCK  29444G107   4,550,000    65,000   SH        X                             X
EXECUTIVE RISK INC
 COM               COMMON STOCK  301586103   2,299,619    32,389   SH        X                             X
FANNIE MAE COM STK COMMON STOCK  313586109   1,121,850    16,200   SH        X                             X
FIRST DATA CORP
 COM               COMMON STOCK  319963104   8,975,363   209,950   SH        X                             X





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

FIRST INVS FINL
 SVCS  GROUP INC
 COM               COMMON STOCK  32058A101   1,175,000   200,000   SH        X                             X
FREDDIE MAC
 USD0.21 COM       COMMON STOCK  313400301   1,890,739    32,990   SH        X                             X
GALLAGHER ARTHUR
 J & CO COM        COMMON STOCK  363576109     391,000     8,500   SH        X                             X
HCC INS HLDGS INC
 COM               COMMON STOCK  404132102     288,750    15,000   SH        X                             X
HILB, ROGAL &
 HAMILTON CO       COMMON STOCK  431294107     423,438    25,000   SH        X                             X
INDYMAC MTG
 HOLDINGS COM STK  COMMON STOCK  456607100   2,516,475   231,400   SH        X                             X
INTUIT INC COM     COMMON STOCK  461202103   3,025,536    29,735   SH        X                             X
LASALLE RE
 HOLDINGS LTD COM  COMMON STOCK  G5383Q101     647,525    43,900   SH        X                             X
MARKEL CORP COM    COMMON STOCK  570535104   1,099,525     6,100   SH        X                             X
MARSH & MCLENNAN
 COS  INC COM      COMMON STOCK  571748102   9,426,038   126,950   SH        X                             X
MELLON BK CORP COM COMMON STOCK  585509102   2,111,250    30,000   SH        X                             X
MORGAN J P & CO
 INC COM           COMMON STOCK  616880100     567,525     4,600   SH        X                             X
NAC RE CORP COM    COMMON STOCK  628907107   3,253,463    60,600   SH        X                             X
NATIONWIDE FINL
 SVCS INC CL A     COMMON STOCK  638612101   1,050,000    25,000   SH        X                             X
NAVIGATORS GROUP
 INC COM           COMMON STOCK  638904102   1,387,400    99,100   SH        X                             X
NEWCOURT CREDIT
 GROU P INC CAD
 NPV COM           COMMON STOCK  650905102   1,353,125    50,000   SH        X                             X
NORTH FORK
 BANCORPORATION    COMMON STOCK  659424105   2,376,563   112,500   SH        X                             X
PANAMSAT CORP COM  COMMON STOCK  697933109   3,672,750   118,000   SH        X                             X
PARTNERRE LIMITED
 BERMUDA           COMMON STOCK  G6852T105   5,641,650   139,300   SH        X                             X
PEPSICO INC
 USD.0166 7 COM    COMMON STOCK  713448108     540,788    13,800   SH        X                             X
PROVIDENT COS INC
 COM               COMMON STOCK  743862104   5,237,947   151,550   SH        X                             X
PROVIDENT FINANCIAL
 HLDGS INC         COMMON STOCK  743868101     518,700    31,200   SH        X                             X
PXRE CORP COM      COMMON STOCK  693674103     720,000    40,000   SH        X                             X
REINSURANCE OF
 AMER INC CL A
 NON-VTG COM       COMMON STOCK  759351208   1,351,613    39,900   SH        X                             X
SCOTTISH ANNUITY
 AND LIFE HOLDINGS,
 LTD               COMMON STOCK  G7885T104   1,033,500   106,000   SH        X                             X





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SUPERIOR NATIONAL
 INSURANCE GROUP
 INC               COMMON STOCK  868224106   4,789,900   252,100   SH        X                             X

                   Page Subtotal           119,105,548

TERRA NOVA
 (BERMUDA) HOLDS
 LTD               COMMON STOCK  G87615103  12,267,391   560,795   SH        X                             X
TORONTO DOMINION
  BK CAD COM NPV   COMMON STOCK  891160509   1,378,125    30,000   SH        X                             X
UNIONBANCAL CORP
 COM STK           COMMON STOCK  908906100   1,021,875    30,000   SH        X                             X
UNITED HEALTHCARE
 CORP COM          COMMON STOCK  910581107   4,736,250    90,000   SH        X                             X
WADDELL & REED
 FINANCIAL INC     COMMON STOCK  930059100   6,275,050   306,100   SH        X                             X
XL CAPITAL LTD
 CL-A COM STK      COMMON STOCK  G98255105   9,574,747   157,609   SH        X                             X

                   Page Subtotal            32,253,438

                   Total                   151,358,986






























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02081001.AI3


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